Note 8 - Related Party Transactions - Transaction Between Related Parties (Details) - CAD ($)	Sep. 30, 2024	Mar. 31, 2024
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 233,358	$ 86,980